Share-based compensation - Option Activity (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Nov. 18, 2015 shares	Nov. 25, 2014 item shares	Jan. 13, 2013 $ / shares shares	Nov. 30, 2007 shares	Dec. 31, 2015 USD ($) segment $ / shares shares	Dec. 31, 2015 CNY (¥) segment ¥ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Dec. 31, 2013 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥)	Dec. 29, 2011 shares	Dec. 28, 2011 shares
Stock option activity
Number of reporting segments | segment					1	1
Class B ordinary shares
Number of Options
Exercised (in shares)					(42,070,053)	(42,070,053)	(16,492,497)	(16,492,497)
Plan
Stock option activity
Awards to be granted (in shares)				9,600,140								26,060,000	20,724,362
Share options granted					37,914,795	37,914,795
Vesting period				4 years
Number of Options
Outstanding at the beginning of the period (in shares)							25,163,443	25,163,443
Granted (in shares)					37,914,795	37,914,795
Exercised (in shares)					(42,070,053)	(42,070,053)
Forfeited/Cancelled (in shares)					(2,248,747)	(2,248,747)
Outstanding at the end of the period (in shares)					18,759,438	18,759,438				25,163,443
Vested and expected to vest at the end of the period (in shares)							15,383,914
Exercisable at the end of the period (in shares)							2,482,338
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share) | $ / shares							$ 1.30
Granted (in dollars per share) | $ / shares					$ 0.01
Exercised (in dollars per share) | $ / shares					0.78
Forfeited/Cancelled (in dollars per share) | $ / shares					0.01
Outstanding at the end of the period (in dollars per share) | $ / shares					$ 0.01				$ 1.30
Vested and expected to vest at the end of the period (in dollars per share) | $ / shares							0.01
Exercisable at the end of the period (in dollars per share) | $ / shares							$ 0.01
Weighted Average Remaining Contractual Life (Years)
Outstanding at the end of the period					9 years 4 months 10 days	9 years 4 months 10 days				7 years 10 months 21 days
Vested and expected to vest at the end of the period							9 years 4 months 13 days	9 years 4 months 13 days
Exercisable at the end of the period							9 years 4 months 6 days	9 years 4 months 6 days
Aggregate Intrinsic Value
Outstanding at the end of the period (in dollars) | $					$ 329,603				$ 201,417
Vested and expected to vest at the end of the period (in dollars) | $							$ 270,295
Exercisable at the end of the period (in dollars) | $							$ 43,615
Additional disclosures
Intrinsic value of options exercised (in dollars)					706,770	¥ 4,578,311		¥ 508,520		¥ 88,920
Fair value of the equity awards granted (in dollars)					1,201,778	¥ 7,784,881		¥ 220,800		¥ 88,870
Unrecognized share-based compensation costs, net of estimated forfeitures (in dollars)					$ 345,615						¥ 2,238,826
Weighted-average vesting period of unrecognized share-based compensation costs					1 year 10 months 28 days	1 year 10 months 28 days
Assumptions used to estimate the fair values of the share options granted
Weighted average grant-date fair value of equity awards granted | (per share)					$ 29.40	¥ 190.45		¥ 58.59		¥ 16.59
Risk-free interest rate, minimum (as a percent)					0.71%	0.71%	1.91%	1.91%		1.91%
Risk-free interest rate, maximum (as a percent)					1.85%	1.85%	2.07%	2.07%		2.71%
Expected volatility range, minimum (as a percent)					36.33%	36.33%	45.78%	45.78%		46.68%
Expected volatility range, maximum (as a percent)					42.00%	42.00%	46.58%	46.58%		47.66%
Expected term (years)							6 years 1 month 10 days	6 years 1 month 10 days		10 years
Plan | Minimum
Assumptions used to estimate the fair values of the share options granted
Expected term (years)					11 months 23 days	11 months 23 days
Plan | Maximum
Assumptions used to estimate the fair values of the share options granted
Expected term (years)					6 years 1 month 10 days	6 years 1 month 10 days
Plan | Employees
Stock option activity
Share options granted					10,443,825	10,443,825	9,993,411	9,993,411		10,988,106
Share options granted					2,641,314	2,641,314	7,929,555	7,929,555		1,671,867
Number of Options
Granted (in shares)					10,443,825	10,443,825	9,993,411	9,993,411		10,988,106
Business Unit Incentive Plan
Stock option activity
Number of reporting segments | item		4
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares			$ 0.01
Business Unit Incentive Plan | Class B ordinary shares
Stock option activity
Awards to be granted (in shares)		18,000,000	10,800,000
Modification to the 2007 Share Incentive Plan | Ctrip | ADSs
Stock option activity
Stock exchange ratio	0.725
2015 Share Incentive Plan
Stock option activity
Awards to be granted (in shares)	28,476,795
2015 Share Incentive Plan | Employees
Stock option activity
Share options granted					27,470,970	27,470,970
Share options granted					10,632,195	10,632,195
Number of Options
Granted (in shares)					27,470,970	27,470,970
2015 Share Incentive Plan | Ctrip | ADSs
Stock option activity
Stock exchange ratio					0.725	0.725